Pension and other postretirement benefits	3 Months Ended
Mar. 31, 2011
Pension and other postretirement benefits
Pension and other postretirement benefits
Note 8: Pension and other postretirement benefits

We have historically provided certain health care benefits for a large number of retired employees. In addition to our retiree health care plan, we also have a supplemental executive retirement plan. Further information regarding our postretirement benefit plans can be found under the caption “Note 12: Pension and other postretirement benefits” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K. See Note 14 for discussion of the risks associated with the plan assets of our postretirement benefit plan.

Pension and postretirement benefit expense for the quarters ended March 31, 2011 and 2010 consisted of the following components:

	Postretirement benefit plan		Pension plan
(in thousands)	2011	2010	2011	2010
Interest cost	$1,667	$1,820	$41	$45
Expected return on plan assets	(1,963)	(1,806)	-	-
Amortization of prior service credit	(936)	(936)	-	-
Amortization of net actuarial losses	1,354	1,352	-	-
Net periodic benefit expense	$122	$430	$41	$45